Related parties - (Schedule of subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HudBay Peru Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru S.A.C. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay (BVI) Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Hudbay Arizona Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Copper World LLC. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Mason Resources (US) Inc. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Hudbay Arizona (Barbados) SRL [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	75.00%